UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: Practus, LLP 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	July 31
Date of reporting period:	January 31, 2022

Item #1. Reports to Stockholders.

INDEX	American Conservative Values ETF

American Conservative Values ETF

SEMI-ANNUAL
REPORT TO SHAREHOLDERS

For the Six Months Ended January 31, 2022 (unaudited)

American Conservative Values ETF

Important Disclosure Statement

The American Conservative Values ETF’s (the “Fund”) prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. To obtain the Fund’s prospectus containing this and other important information, please call 888-909-6030 or click here. Please read the prospectus carefully before you invest. Foreside Fund Services, LLC is the distributor and Ridgeline Research LLC is the investment advisor.

The performance data quoted represents past performance and is not guarantee of future results. Current performance of the Fund may be lower or higher than the performance data quoted. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Information provided with respect to the Fund’s Performance Data, Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of January 31, 2022 and are subject to change at any time. For most recent information, please call 888-909-6030.

SEMI-ANNUAL REPORT | JANUARY 31, 2022

American Conservative Values ETF

Portfolio Compositionas of January 31, 2022 (unaudited)

Holdings by Sector/Asset Class	% of Net Assets
Common Stocks:
Software & Services	16.84%
Healthcare	14.01%
Information Technology	13.34%
Financials	11.99%
Consumer Discretionary	10.18%
Industrials	8.40%
Consumer Staples	8.40%
Communication Services	5.39%
Energy	3.14%
Materials	2.80%
Utilities	2.72%
Real Estate	2.43%
99.64%

See Notes to Financial Statements

SEMI-ANNUAL REPORT | JANUARY 31, 2022

American Conservative Values ETF

Schedule of InvestmentsJanuary 31, 2022 (unaudited)

Security Description		Number of Shares	Fair Value
99.64%	COMMON STOCKS

5.39%	COMMUNICATION SERVICES
	Activision Blizzard, Inc.	1,294	$102,239
	Charter Communications, Inc.*	416	246,829
	Discovery Communications*	981	26,830
	Discovery, Inc. - Class A*	846	23,612
	DISH Network Corp.	1,561	49,015
	Electronic Arts, Inc.	315	41,788
	Fox Corp. - Class A	1,331	54,052
	Fox Corp. - Class B	1,261	46,884
	IAC/InterActive Corp.	427	58,303
	Live Nation Entertainment, Inc.*	354	38,767
	Lumen Technologies, Inc.	2,061	25,474
	Match Group, Inc.*	533	60,069
	Netflix, Inc.*	742	316,938
	News Corp. - Class A	1,922	42,745
	News Corp. - Class B	1,743	38,764
	Omnicom Group, Inc.	1,274	96,009
	Spotify Technology SA*	221	43,373
	Take-Two Interactive Software*	194	31,688
	The Interpublic Group of Cos, Inc.	2,803	99,619
	T-Mobile US, Inc.*	2,331	252,144
	ViacomCBS, Inc.	1,864	62,351
	Vimeo, Inc.*	585	8,570
			1,766,063

10.18%	CONSUMER DISCRETIONARY
	Advance Auto Parts, Inc.	80	18,521
	Aptiv PLC*	315	43,023
	AutoZone, Inc.*	2	3,973
	Bath & Body Works, Inc.	338	18,952
	Best Buy Co., Inc.	276	27,401
	Booking Holdings, Inc.*	80	196,490
	BorgWarner, Inc.	350	15,347
	CarMax, Inc.*	158	17,565
	Carnival Corp.*	862	17,076
	Chipotle Mexican Grill, Inc.*	40	59,423
	DR Horton, Inc.	316	28,194
	Darden Restaurants, Inc.	161	22,519

See Notes to Financial Statements

SEMI-ANNUAL REPORT | JANUARY 31, 2022

American Conservative Values ETF

Schedule of Investments - continuedJanuary 31, 2022 (unaudited)

Security Description	Number of Shares	Fair Value
Dollar General Corp.	393	$81,933
Dollar Tree, Inc.*	274	35,954
Domino’s Pizza, Inc.	40	18,186
eBay, Inc.	649	38,985
Etsy, Inc.*	231	36,285
Expedia Group, Inc.	519	95,128
Ford Motor Co.	4,870	98,861
The Gap, Inc.	274	4,951
Garmin Ltd.	547	68,058
Genuine Parts Co.	198	26,380
Hasbro, Inc.	82	7,583
Hilton Worldwide Holdings, Inc.*	315	45,710
The Home Depot, Inc.	1,768	648,821
Las Vegas Sands Corp.*	473	20,717
Lennar Corp.	234	22,490
LKQ Corp.*	234	12,844
Marriott International, Inc./MD*	751	121,001
McDonald’s Corp.	891	231,170
MGM Resorts International	985	42,079
Norwegian Cruise Line Holdings*	237	4,937
O’Reilly Automotive, Inc.*	80	52,140
Pool Corp.	40	19,050
PulteGroup, Inc.	121	6,375
PVH Corp.	79	7,506
Ralph Lauren Corp.	39	4,323
Ross Stores, Inc.	396	38,709
Royal Caribbean Cruises Ltd.*	198	15,406
Tapestry, Inc.	238	9,032
Target Corp.	582	128,290
Tesla, Inc.*	742	695,046
The TJX Cos, Inc.	1,442	103,781
Tractor Supply Co.	121	26,416
Ulta Beauty, Inc.*	40	14,550
Under Armour, Inc. - Class A*	157	2,956
Under Armour, Inc. - Class C*	193	3,086
VF Corp.	314	20,476
Wynn Resorts Ltd.*	116	9,912
YUM! Brands, Inc.	357	44,686
		3,332,297

See Notes to Financial Statements

SEMI-ANNUAL REPORT | JANUARY 31, 2022

American Conservative Values ETF

Schedule of Investments - continuedJanuary 31, 2022 (unaudited)

Security Description		Number of Shares	Fair Value
8.40%	CONSUMER STAPLES
	Altria Group, Inc.	1,846	$93,924
	Archer-Daniels-Midland Co.	1,024	76,800
	Brown-Forman Corp.	245	16,520
	Church & Dwight Co., Inc.	198	20,325
	Colgate-Palmolive Co.	821	67,691
	Constellation Brands, Inc.	311	73,940
	Costco Wholesale Corp.	1,250	631,412
	The Estee Lauder Cos., Inc.	198	61,734
	General Mills, Inc.	474	32,554
	Kimberly-Clark Corp.	275	37,854
	The Kraft Heinz Co.	748	26,778
	The Kroger Co.	1,017	44,331
	McCormick & Co., Inc./MD	158	15,849
	Mondelez International, Inc.	1,880	126,016
	Monster Beverage Corp.*	745	64,606
	PepsiCo, Inc.	2,414	418,877
	Philip Morris International, Inc.	1,334	137,202
	Sysco Corp.	558	43,608
	The Clorox Co.	33	5,539
	The Hershey Co.	120	23,648
	The Procter & Gamble Co.	4,056	650,785
	Tyson Foods, Inc.	313	28,449
	Walgreens Boots Alliance, Inc.	1,022	50,855
			2,749,297
3.14%	ENERGY
	Baker Hughes Co.	822	22,556
	Chevron Corp.	2,036	267,388
	ConocoPhillips	866	76,745
	EOG Resources, Inc.	432	48,159
	Exxon Mobil Corp.	4,482	340,453
	Halliburton Co.	781	24,008
	Hess Corp.	118	10,890
	Kinder Morgan, Inc.	1,804	31,317
	Marathon Petroleum Corp.	788	56,539
	Occidental Petroleum Corp.	789	29,722
	ONEOK, Inc.	350	21,238
	Pioneer Natural Resources Co.	79	17,292
	Schlumberger NV	1,487	58,097
	The Williams Cos., Inc.	743	22,245
			1,026,649

See Notes to Financial Statements

SEMI-ANNUAL REPORT | JANUARY 31, 2022

American Conservative Values ETF

Schedule of Investments - continuedJanuary 31, 2022 (unaudited)

Security Description		Number of Shares	Fair Value
11.99%	FINANCIALS
	Aflac, Inc.	784	$49,251
	The Allstate Corp.	353	42,597
	American International Group, Inc.	1,095	63,236
	Ameriprise Financial, Inc.	162	49,298
	Aon PLC	198	54,735
	Arthur J Gallagher & Co.	80	12,635
	Bank of New York Mellon Corp.	1,141	67,616
	Berkshire Hathaway, Inc. - Class B*	2,613	817,921
	Capital One Financial Corp.	398	58,399
	Cboe Global Markets, Inc.	82	9,719
	Chubb Ltd.	588	116,001
	Cincinnati Financial Corp.	161	18,971
	Citigroup, Inc.	2,883	187,741
	Citizens Financial Group, Inc.	665	34,228
	CME Group, Inc.	430	98,685
	Discover Financial Services	162	18,752
	Fifth Third Bancorp	1,099	49,048
	First Republic Bank/CA	237	41,141
	Franklin Resources, Inc.	232	7,417
	Hartford Financial Services Group	277	19,908
	Huntington Bancshares, Inc.	1,218	18,343
	Intercontinental Exchange, Inc.	666	84,356
	Invesco Ltd.	123	2,787
	KeyCorp	825	20,674
	Lincoln National Corp.	193	13,506
	Loews Corp.	188	11,216
	MarketAxess Holdings, Inc.	40	13,779
	Marsh & McLennan Cos., Inc.	508	78,049
	MetLife, Inc.	1,371	91,939
	Moody’s Corp.	230	78,890
	Morgan Stanley	2,386	244,660
	MSCI, Inc.	42	22,517
	Northern Trust Corp.	313	36,508
	PNC Financial Services Group	715	147,283
	Principal Financial Group, Inc.	159	11,617
	Prudential Financial, Inc.	742	82,785
	Raymond James Financial, Inc.	237	25,091
	Regions Financial Corp.	1,410	32,345
	Rocket Cos., Inc.	1,238	15,648
	S&P Global, Inc.	388	161,105

See Notes to Financial Statements

SEMI-ANNUAL REPORT | JANUARY 31, 2022

American Conservative Values ETF

Schedule of Investments - continuedJanuary 31, 2022 (unaudited)

Security Description		Number of Shares	Fair Value
	State Street Corp.	471	$44,509
	SVB Financial Group*	80	46,712
	Synchrony Financial	81	3,450
	T Rowe Price Group, Inc.	277	42,777
	The Charles Schwab Corp.	2,506	219,776
	The Travelers Cos., Inc.	315	52,347
	Truist Financial Corp.	1,880	118,102
	US Bancorp	2,250	130,928
	Wells Fargo & Co.	4,277	230,103
	Willis Towers Watson PLC	121	28,309
			3,927,410

14.01%	HEALTHCARE
	Abbott Laboratories	1,941	247,400
	AbbVie, Inc.	2,002	274,054
	Agilent Technologies, Inc.	198	27,585
	Align Technology, Inc.*	80	39,597
	AmerisourceBergen Corp.	237	32,279
	Amgen, Inc.	619	140,600
	Anthem, Inc.	198	87,316
	AstraZeneca PLC	671	39,059
	Baxter International, Inc.	77	6,579
	Becton Dickinson and Co.	277	70,397
	Biogen, Inc.*	198	44,748
	Boston Scientific Corp.	1,449	62,162
	Bristol-Myers Squibb Co.	2,662	172,737
	Cardinal Health, Inc.	231	11,913
	Catalent, Inc.*	80	8,314
	Centene Corp.*	429	33,359
	Cerner Corp.	74	6,749
	Cigna Corp.	467	107,625
	The Cooper Cos., Inc.	40	15,932
	CVS Health Corp.	1,376	146,558
	Danaher Corp.	894	255,496
	Dexcom, Inc.*	80	34,438
	Edwards Lifesciences Corp.*	553	60,388
	Eli Lilly & Co.	972	238,519
	Gilead Sciences, Inc.	1,569	107,759
	HCA Healthcare, Inc.	236	56,652
	Hologic, Inc.*	118	8,288
	Humana, Inc.	116	45,530
	IDEXX Laboratories, Inc.*	42	21,307

See Notes to Financial Statements

SEMI-ANNUAL REPORT | JANUARY 31, 2022

American Conservative Values ETF

Schedule of Investments - continuedJanuary 31, 2022 (unaudited)

Security Description		Number of Shares	Fair Value
	Illumina, Inc.*	158	$55,114
	Incyte Corp.*	123	9,143
	Intuitive Surgical, Inc.*	366	104,010
	IQVIA Holdings, Inc.*	157	38,449
	Laboratory Corporation of America *	80	21,709
	McKesson Corp.	198	50,831
	Medtronic PLC	1,429	147,887
	Merck & Co., Inc.	2,938	239,388
	Mettler-Toledo International, Inc.*	1	1,473
	Pfizer, Inc.	6,088	320,777
	Regeneron Pharmaceuticals, Inc.*	123	74,857
	ResMed, Inc.	81	18,517
	Stryker Corp.	353	87,562
	Thermo Fisher Scientific, Inc.	424	246,471
	UnitedHealth Group, Inc.	972	459,338
	Veeva Systems, Inc.*	271	64,102
	Vertex Pharmaceuticals, Inc.*	430	104,511
	West Pharmaceutical Services, Inc.	40	15,729
	Zimmer Biomet Holdings, Inc.	128	15,747
	Zoetis, Inc.	552	110,284
			4,589,239

8.40%	INDUSTRIALS
	3M Co.	303	50,304
	American Airlines Group, Inc.*	2,038	33,566
	AMETEK, Inc.	155	21,199
	The Boeing Co.*	533	106,728
	Canadian Pacific Railway Ltd.*	115	8,211
	Carrier Global Corp.	432	20,598
	Caterpillar, Inc.	588	118,517
	CH Robinson Worldwide, Inc.	123	12,872
	Cintas Corp.	80	31,322
	Copart, Inc.*	233	30,115
	CSX Corp.	2,348	80,349
	Cummins, Inc.	198	43,734
	Deere & Co.	314	118,190
	Eaton Corp. PLC	433	68,600
	Emerson Electric Co.	704	64,733
	Equifax, Inc.	119	28,531
	Expeditors International of Washington, Inc.	160	18,317
	Fastenal Co.	591	33,498

See Notes to Financial Statements

SEMI-ANNUAL REPORT | JANUARY 31, 2022

American Conservative Values ETF

Schedule of Investments - continuedJanuary 31, 2022 (unaudited)

Security Description	Number of Shares	Fair Value
FedEx Corp.	237	$58,269
Fortive Corp.	279	19,681
General Dynamics Corp.	196	41,572
General Electric Co.	1,095	103,456
Honeywell International, Inc.	891	182,192
IHS Markit Ltd.	513	59,913
Illinois Tool Works, Inc.	237	55,439
Ingersoll Rand, Inc.	316	17,762
Jacobs Engineering Group, Inc.	116	15,101
JB Hunt Transport Services, Inc.	40	7,702
Johnson Controls International	1,024	74,414
L3Harris Technologies, Inc.	236	49,392
Lockheed Martin Corp.	271	105,454
Nielsen Holdings PLC	238	4,489
Norfolk Southern Corp.	277	75,341
Northrop Grumman Corp.	159	58,814
Old Dominion Freight Line, Inc.	81	24,456
Otis Worldwide Corp.	232	19,820
PACCAR, Inc.	355	33,011
Parker-Hannifin Corp.	120	37,201
Quanta Services, Inc.	40	4,109
Raytheon Technologies Corp.	1,568	141,418
Republic Services, Inc.	121	15,447
Rockwell Automation, Inc.	40	11,569
Roper Technologies, Inc.	122	53,334
Southwest Airlines Co.*	786	35,181
Stanley Black & Decker, Inc.	158	27,595
Trane Technologies PLC	195	33,755
TransDigm Group, Inc.*	40	24,648
Union Pacific Corp.	699	170,940
United Airlines Holdings, Inc.*	275	11,792
United Parcel Service, Inc.	696	140,738
Verisk Analytics, Inc.	199	39,030
Waste Management, Inc.	435	65,441
Westinghouse Air Brake Technologies Corp.	155	13,780
WW Grainger, Inc.	40	19,804
Xylem, Inc.	81	8,507
		2,749,951

See Notes to Financial Statements

SEMI-ANNUAL REPORT | JANUARY 31, 2022

American Conservative Values ETF

Schedule of Investments - continuedJanuary 31, 2022 (unaudited)

Security Description		Number of Shares	Fair Value
13.34%	INFORMATION TECHNOLOGY
	Advanced Micro Devices, Inc.*	1,961	$224,044
	Amphenol Corp.	624	49,664
	Analog Devices, Inc.	391	64,112
	Applied Materials, Inc.	980	135,416
	Arista Networks, Inc.*	1,248	155,139
	Broadcom, Inc.	389	227,907
	CDW Corp./DE	121	22,875
	Cisco Systems, Inc.	9,666	538,106
	Corning, Inc.	749	31,488
	F5 Networks, Inc.*	41	8,512
	Hewlett Packard Enterprise Co.	1,337	21,833
	HP, Inc.	1,827	67,106
	Intel Corp.	4,283	209,096
	Juniper Networks, Inc.	120	4,178
	Keysight Technologies, Inc.*	158	26,674
	KLA Corp.	121	47,102
	Kyndryl Holdings Inc.*	190	3,207
	Lam Research Corp.	158	93,207
	Microchip Technology, Inc.	394	30,527
	Micron Technology, Inc.	1,096	90,168
	Motorola Solutions, Inc.	161	37,342
	NetApp, Inc.	123	10,641
	NVIDIA Corp.	3,355	821,505
	Qorvo, Inc.*	39	5,354
	QUALCOMM, Inc.	1,393	244,834
	Seagate Technology Holdings PL	190	20,359
	ServiceNow, Inc.*	379	222,011
	Skyworks Solutions, Inc.	121	17,729
	TE Connectivity Ltd.	396	56,632
	Teradyne, Inc.	117	13,739
	Texas Instruments, Inc.	1,198	215,029
	Visa, Inc.	2,061	466,136
	Western Digital Corp.*	278	14,384
	Xilinx, Inc.	194	37,549
	Zebra Technologies Corp.*	231	117,607
	Zoom Video Communications, Inc.*	123	18,976
			4,370,188

See Notes to Financial Statements

SEMI-ANNUAL REPORT | JANUARY 31, 2022

American Conservative Values ETF

Schedule of Investments - continuedJanuary 31, 2022 (unaudited)

Security Description		Number of Shares	Fair Value
2.80%	MATERIALS
	Air Products and Chemicals, Inc.	240	$67,709
	Albemarle Corp.	40	8,830
	Amcor PLC	1,767	21,222
	Ball Corp.	394	38,257
	Celanese Corp.	41	6,384
	Corteva, Inc.	788	37,887
	Dow, Inc.	863	51,547
	DuPont de Nemours, Inc.	865	66,259
	Ecolab, Inc.	279	52,857
	FMC Corp.	41	4,525
	Freeport-McMoRan, Inc.	1,885	70,160
	International Flavors & Fragrances, Inc.	79	10,422
	International Paper Co.	551	26,586
	Linde PLC	664	211,604
	LyondellBasell Industries NV	233	22,538
	The Mosaic Co.	313	12,504
	Newmont Corp.	745	45,572
	Nucor Corp.	271	27,479
	Packaging Corp. of America	81	12,201
	PPG Industries, Inc.	237	37,019
	The Sherwin-Williams Co.	238	68,189
	Sylvamo Corp.*	48	1,430
	Vulcan Materials Co.	40	7,612
	Westrock Co.	198	9,140
			917,933

2.43%	REAL ESTATE
	Alexandria Real Estate Equities	81	15,782
	American Tower Corp.	432	108,648
	AvalonBay Communities, Inc.	121	29,552
	CBRE Group, Inc.*	471	47,731
	Crown Castle International Corp.	435	79,392
	Digital Realty Trust, Inc.	276	41,187
	Equinix, Inc.	122	88,438
	Equity Residential	355	31,499
	Extra Space Storage, Inc.	41	8,126
	Host Hotels & Resorts, Inc.*	464	8,046
	Mid-America Apartment Communities	41	8,474
	Orion Office Reit Inc.*	16	266
	Prologis, Inc.	861	135,022

See Notes to Financial Statements

SEMI-ANNUAL REPORT | JANUARY 31, 2022

American Conservative Values ETF

Schedule of Investments - continuedJanuary 31, 2022 (unaudited)

Security Description		Number of Shares	Fair Value
	Public Storage	197	$70,630
	Realty Income Corp.	184	12,771
	SBA Communications Corp.	32	10,414
	Simon Property Group, Inc.	194	28,557
	Ventas, Inc.	231	12,248
	Welltower, Inc.	394	34,132
	Weyerhaeuser Co.	625	25,269
			796,184

16.84%	SOFTWARE & SERVICES
	Accenture PLC	1,051	371,613
	Adobe, Inc.*	1,206	644,366
	ANSYS, Inc.	80	27,201
	Autodesk, Inc.*	427	106,660
	Automatic Data Processing, Inc.	552	113,806
	Broadridge Financial Solutions	120	19,106
	Cadence Design Systems, Inc.	667	101,477
	Cloudflare, Inc.*	207	19,955
	Cognizant Technology Solutions	666	56,890
	DXC Technology Co.*	232	6,979
	Fidelity National Information	664	79,627
	Fiserv, Inc.*	592	62,574
	FleetCor Technologies, Inc.*	41	9,769
	Fortinet, Inc.*	155	46,072
	Gartner, Inc.*	156	45,847
	Global Payments, Inc.	279	41,817
	International Business Machine	947	126,491
	Intuit, Inc.	432	239,859
	Mastercard, Inc.	1,026	396,426
	Microsoft Corp.	7,593	2,361,271
	NortonLifeLock, Inc.	391	10,170
	Oracle Corp.	2,078	168,650
	Paychex, Inc.	394	46,397
	Paycom Software, Inc.*	40	13,412
	PayPal Holdings, Inc.*	1,363	234,354
	Synopsys, Inc.*	199	61,790
	Tyler Technologies, Inc.*	35	16,583
	VeriSign, Inc.*	402	87,306
			5,516,468

See Notes to Financial Statements

SEMI-ANNUAL REPORT | JANUARY 31, 2022

American Conservative Values ETF

Schedule of Investments - continuedJanuary 31, 2022 (unaudited)

Security Description		Number of Shares	Fair Value
2.72%	UTILITIES
	The AES Corp.	231	$5,124
	Ameren Corp.	28	2,485
	American Electric Power Co., Inc.	510	46,104
	American Water Works Co., Inc.	81	13,025
	CenterPoint Energy, Inc.	392	11,117
	Consolidated Edison, Inc.	38	3,285
	Dominion Energy, Inc.	866	69,852
	DTE Energy Co.	162	19,510
	Duke Energy Corp.	863	90,667
	Edison International	305	19,151
	Eversource Energy	315	28,189
	Exelon Corp.	1,218	70,583
	FirstEnergy Corp.	513	21,525
	NextEra Energy, Inc.	3,599	281,154
	Public Service Enterprise Group	432	28,741
	Sempra Energy	314	43,382
	The Southern Co.	1,173	81,512
	WEC Energy Group, Inc.	240	23,290
	Xcel Energy, Inc.	472	32,880
			891,576

99.64%	TOTAL COMMON STOCKS		32,633,255

99.64%	TOTAL INVESTMENTS
	(Cost: $ 30,771,371)		32,633,255
0.36%	Other assets, net of liabilities		116,368
100.00%	NET ASSETS		$32,749,623

*Non-income producing

See Notes to Financial Statements

SEMI-ANNUAL REPORT | JANUARY 31, 2022

American Conservative Values ETF

Statement of Assets and LiabilitiesJanuary 31, 2022 (unaudited)

ASSETS
Investments at fair value (cost of $ 30,771,371) (Note 1)	$32,633,255
Cash	114,140
Dividends receivable	23,477
TOTAL ASSETS	32,770,872

LIABILITIES
Accrued advisory fees	21,249
TOTAL LIABILITIES	21,249

NET ASSETS	$32,749,623

Net Assets Consist of:
Paid-in capital	$30,837,806
Distributable earnings	1,911,817
Net Assets	$32,749,623

NET ASSET VALUE PER SHARE
Net Assets	$32,749,623
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	975,000
Net Asset Value and Offering Price Per Share	$33.59

See Notes to Financial Statements

SEMI-ANNUAL REPORT | JANUARY 31, 2022

American Conservative Values ETF

Statement of OperationsSix Months Ended January 31, 2022 (unaudited)

INVESTMENT INCOME
Dividends (net of foreign tax withheld of $3)	$196,737
Total investment income	196,737

EXPENSES
Investment advisory fees (Note 2)	107,457
Total expenses	107,457
Net investment income (loss)	89,280

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	43,222
Change in unrealized appreciation (depreciation) of investments	477,820
Net realized and unrealized gain (loss) on investments	521,042
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$610,322

.

See Notes to Financial Statements

SEMI-ANNUAL REPORT | JANUARY 31, 2022

American Conservative Values ETF

Statement of Changes in Net Assets

	Six months ended January 31, 2022 (unaudited)	October 28, 2020* through July 31, 2021
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$89,280	$41,137
Net realized gain (loss) on investments	43,222	137,087
Change in unrealized appreciation (depreciation) of investments	477,820	1,384,064
Increase (decrease) in net assets from operations	610,322	1,562,288

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(88,108)	(34,780)
Net realized gain	(15,415)	—
Decrease in net assets from distributions	(103,523)	(34,780)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Proceeds from shares issued	19,237,588	13,054,908
Shares redeemed	(960,231)	(716,949)
Increase (decrease) in net assets from capital stock transactions	18,277,357	12,337,959

NET ASSETS
Increase (decrease) during period	18,784,156	13,865,467
Beginning of period	13,965,467	100,000
End of period	$32,749,623	$13,965,467

*Commencement of Operations

See Notes to Financial Statements

SEMI-ANNUAL REPORT | JANUARY 31, 2022

American Conservative Values ETF

Financial HighlightsSelected Per Share Data Throughout Each Period

	Six months ended January 31, 2022 (unaudited)	October 28, 2020* through July 31, 2021
Net asset value, beginning of period	$32.55	$25.00

Investment activities
Net investment income (loss)(1)	0.11	0.19
Net realized and unrealized gain (loss) on investments	1.06	7.53
Total from investment activities	1.17	7.72
Distributions
Net investment income	(0.11)	(0.17)
Net realized gain	(0.02)	—
Total distributions	(0.13)	(0.17)

Net asset value, end of period	$33.59	$32.55

Total Return**	3.52%	30.96%
Ratios/Supplemental Data
Ratios to average net assets***
Expenses	0.75%	0.75%
Net investment income (loss)	0.62%	0.82%
Portfolio turnover rate****	3.18%	6.04%
Net assets, end of period (000’s)	$32,750	$13,965

(1)Per share amounts caluculated using the average shares outstanding during the period.

*Commencement of Operations

**Total return is for the period indicated and has not been annualized.

***Ratios to average net assets has been annualized.

****Portfolio turnover rate is for the period indicated and excludes the effect of securities received or delivered from processing in-kind creations or redemptions and has not been annualized.

SEMI-ANNUAL REPORT | JANUARY 31, 2022

American Conservative Values ETF

Notes to Financial StatementsJanuary 31, 2022 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The American Conservative Values ETF (the “Fund”) is a diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended as an open-end management investment company. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Fund commenced operations on October 28, 2020.

The Fund’s objective is to seek to achieve long-term capital appreciation with capital preservation as a secondary objective.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund records investments at fair value. Generally, the Fund’s domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the Trust’s fair value committee in accordance with procedures approved by the Trust’s Board of Trustees (the “Board”) and as further described below. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the- counter market.

The Fund has a policy that contemplates the use of fair value pricing to determine the net asset value (“NAV”) per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary

SEMI-ANNUAL REPORT | JANUARY 31, 2022

American Conservative Values ETF

Notes to Financial Statements - continuedJanuary 31, 2022 (unaudited)

market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Fund’s investments as of January 31, 2022:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$32,633,255	$—	$—	$32,633,255
	$32,633,255	$—	$—	$32,633,255

SEMI-ANNUAL REPORT | JANUARY 31, 2022

American Conservative Values ETF

Notes to Financial Statements - continuedJanuary 31, 2022 (unaudited)

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and industry.

There were no transfers into or out of any levels during the six months ended January 31, 2022. The Fund held no Level 3 securities at any time during the six months ended January 31, 2022.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

SEMI-ANNUAL REPORT | JANUARY 31, 2022

American Conservative Values ETF

Notes to Financial Statements - continuedJanuary 31, 2022 (unaudited)

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the six months end January 31, 2022, there were no such reclassifications.

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid quarterly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Fund issues and redeems shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 25,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay Citibank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $1,500. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $1,500.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Fund’s principal underwriter (the “Distributor”) with respect

SEMI-ANNUAL REPORT | JANUARY 31, 2022

American Conservative Values ETF

Notes to Financial Statements - continuedJanuary 31, 2022 (unaudited)

to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of January 31, 2022:

	Creation Unit Shares	Creation Transaction Fee	Value
American Conservative Values ETF	25,000	$1,500	$839,750

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

SEMI-ANNUAL REPORT | JANUARY 31, 2022

American Conservative Values ETF

Notes to Financial Statements - continuedJanuary 31, 2022 (unaudited)

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Ridgeline Research LLC (the “Advisor”) currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor manages the investment portfolio of the Fund, subject to the policies adopted by the Trust’s Board of Trustees. Under the Advisory Agreement, the Advisor, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. Under the Advisory Agreement, the Advisor assumes and pays all ordinary expenses of the Fund, except the fee paid to the Advisor pursuant to the Investment Advisory Agreement, distribution fees or expenses under a 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

For its services with respect to the Fund, the Advisor is entitled to receive an annual advisory fee, calculated daily and payable monthly as a percentage of the Fund’s average daily net assets, at the rate of 0.75%.

The Advisor has retained Vident Investment Advisory, LLC (the “Sub-Advisor”), to serve as sub-advisor for the Fund. Pursuant to an Investment Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor is responsible for the day-to-day management of the Fund’s trading process, which includes Creation and/or Redemption basket processing. The Sub-Advisor does not select investments for the Fund’s portfolio.

For its services, the Sub-Advisor is paid a fee by the Advisor, which is calculated daily and paid monthly, at an annual rate based on the average daily net assets of the Fund at the following rate: 0.05% on the first $250 million in net assets; 0.04% on the next $250 million in net assets; and 0.03% on any net assets in excess of $500 million (subject to a minimum of $30,000 per year).

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily and paid monthly based on the average daily

SEMI-ANNUAL REPORT | JANUARY 31, 2022

American Conservative Values ETF

Notes to Financial Statements - continuedJanuary 31, 2022 (unaudited)

net assets of the Fund, subject to minimum of $25,000 per year. The Advisor pays these fees.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. Tina H. Bloom, Assistant Secretary of the Trust, is a Partner of Practus LLP. Tom Carter, Vice President of the Trust, is President of the Advisor. Neither the officers and/or directors of CFS, Mr. Lively, Ms. Bloom or Mr. Carter receive any special compensation from the Trust or the Fund for serving as officers of the Trust.

Custodian and Transfer Agent

Citibank, N.A. serves as the Fund’s Custodian and Transfer Agent pursuant to a Global Custodial and Agency Services Agreement. For its services, Citibank, N.A. is entitled to a fee. The Advisor pays these fees monthly.

Fund Accountant

Citi Fund Services, Ohio, Inc. serves as the Fund’s Fund Accountant pursuant to a Services Agreement. The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC serves as the Fund’s principal underwriter pursuant to an ETF Distribution Agreement. The Advisor pays the fees for these services monthly.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than in-kind transactions and short-term notes for the six months ended January 31, 2022 were as follows:

Purchases	Sales
$884,549	$969,222

The costs of purchases and proceeds from the sales of in-kind transactions associated with creations and redemptions for the six months ended January 31, 2022 were as follows:

Purchases	Sales	Realized Gain
$19,079,604	$791,601	$88,877

SEMI-ANNUAL REPORT | JANUARY 31, 2022

American Conservative Values ETF

Notes to Financial Statements - continuedJanuary 31, 2022 (unaudited)

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The tax character of distributions during the six months ended January 31, 2022 were as follows:

Six months ended January 31, 2022
Distributions paid from:
Ordinary income	$103,481
Realized gain	42
$103,523

As of January 31, 2022, the components of distributable earnings (deficit) on a tax basis were as follows:

Accumulated undistributed net investment income (loss)	$7,529
Accumulated net realized gain (loss) on investments	42,405
Net unrealized appreciation (depreciation) on investments	1,861,884
$1,911,817

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$30,771,371	$3,183,804	$1,312,920	$1,861,884

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Fund are listed for trading on the NYSE Arca, Inc. (the “Exchange”), and trade at market prices rather than at NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. The Fund will issue and redeem

SEMI-ANNUAL REPORT | JANUARY 31, 2022

American Conservative Values ETF

Notes to Financial Statements - continuedJanuary 31, 2022 (unaudited)

shares at NAV only in large blocks of 25,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

All orders to create Creation Units must be placed with the Fund’s distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Fund were:

Six months ended January 31, 2022
Shares sold	575,000
Shares reinvested	—
Shares redeemed	(29,000)
Net increase (decrease)	546,000

NOTE 6 – RISKS OF INVESTING IN THE FUND

As with all funds, a shareholder is subject to the risk that an investment in the Fund could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to special risks, including:

•Not Individually Redeemable. Shares of the Fund (“Shares”) are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

SEMI-ANNUAL REPORT | JANUARY 31, 2022

American Conservative Values ETF

Notes to Financial Statements - continuedJanuary 31, 2022 (unaudited)

•Trading Issues. Although it is expected that Shares will remain listed for trading on the Exchange, trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for Shares of the Fund. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund. This adverse effect on liquidity for the Fund’s Shares in turn could lead to differences between the market price of the Fund’s shares and the underlying value of those Shares.

•Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV. The market price of Shares may deviate from the value of the Fund’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the Shares of the Fund bought or sold.

•Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Costs of Buying or Selling Shares: Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent

SEMI-ANNUAL REPORT | JANUARY 31, 2022

American Conservative Values ETF

Notes to Financial Statements - continuedJanuary 31, 2022 (unaudited)

trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Active Management Risk. The Advisor’s investment decisions about individual securities impact the Fund’s ability to achieve its investment objective. The Advisor’s judgments about the attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect and there is no guarantee that the Advisor’s investment strategy will produce the desired results.

Fund Investor Sourced Research and Opinion Risk. Company favorability ratings are collected from shareholders of the Fund, who may not be professional investors, may have no financial expertise, and may not do any research on companies prior to participation (referred to herein as “Fund Investor sourced research and opinion.” Fund Investor sourced research and opinion depends, to a large extent, on active participation of a sufficient number of shareholders. Investment decisions made using Shareholder Sourced Research may be influenced by cognitive and emotional biases, resulting in investment choices that underperform the market generally. Although the Advisor employs measures to detect irregularities in Fund Investor sourced research and opinion, there is no assurance these measures will be successful and, as a result, the integrity of the data could be compromised or could be subject to manipulation. The Advisor may be unable to collect Fund Investor sourced research and opinion for a period of time because of technical issues, failures of the Internet, cybersecurity breaches, or adverse claims on intellectual property, among other reasons.

Market Risk. Overall stock market risks may affect the value of individual securities in which the Fund invests. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Large Capitalization Securities Risk. Investments in large capitalization securities as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small capitalization securities. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally

SEMI-ANNUAL REPORT | JANUARY 31, 2022

American Conservative Values ETF

Notes to Financial Statements - continuedJanuary 31, 2022 (unaudited)

or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

Non-Financial Risk. Because the Fund assigns weights to securities of issuers for nonfinancial reasons, the Fund may underperform the broader equity market or other funds that do not take into consideration such non-financial factors when selecting investments.

Portfolio Turnover Risk. Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover, which may reduce the Fund’s return unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as the Fund shareholder.

Health Crisis Risk. The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may affect adversely the value and liquidity of the Fund’s investments.

Market Disruption and Geopolitical Events.  Geopolitical and other events (e.g., wars, terrorism or natural disasters) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Sudden or significant changes in the supply or prices of commodities or other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies, or industries, which could significantly reduce the value of the Fund’s investments. Terrorist attacks, natural disasters, epidemics or pandemics could result in unplanned or significant securities market closures or declines.

SEMI-ANNUAL REPORT | JANUARY 31, 2022

American Conservative Values ETF

Notes to Financial Statements - continuedJanuary 31, 2022 (unaudited)

Cyber Security Risk. Failures or breaches of the electronic systems of the Advisor and the Fund’s other service providers, market makers, Authorized Participants (participants authorized to redeem Creation Units of a particular ETF) or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

SEMI-ANNUAL REPORT | JANUARY 31, 2022

ETF opportunities Trust (the “Trust”)

Supplemental Information (unaudited)

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-888-909-6030 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT”. These filings are available, without charge and upon request, by calling 1-888-909-6030 or on the SEC’s website at www.sec.gov.

Fund’s Liquidity Risk Management Program

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the 1940 Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings. The Fund’s Board of Trustees approved the appointment of the Advisor as the Fund’s Liquidity Risk Management Administrator. The Advisor has appointed representatives from their compliance, trading, and portfolio management departments to assist in the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the program’s operation and effectiveness. The Liquidity Risk Management Administrator performed an assessment of the Fund’s liquidity risk profile, considering information gathered and its actual experience in administering the program and presented a written report to the Board of Trustees for consideration during the period covered by this semi-annual report. The report concluded that (i) the Fund did not experience significant liquidity challenges during the covered period; (ii) the Fund’s investment strategies remain appropriate for an open-end fund; and (iii) the Fund’s liquidity risk management program is reasonably designed to assess and manage its liquidity risk.

SEMI-ANNUAL REPORT | JANUARY 31, 2022

ETF opportunities Trust (the “Trust”)

Supplemental Information (unaudited) - continued

Approval of Investment Advisory Agreements

This semiannual report pertains only to the American Conservative Values ETF; however, the disclosure below pertains to that fund and the American Conservative Values Small-Cap ETF, a fund that has not commenced operations. Once the American Conservative Values Small-Cap ETF commences operations, this disclosure will be provided again in the next financial report that is prepared and applicable to that fund.

At a meeting held on September 16, 2021 and October 4, 2021 (the “Meeting”), the Board of Trustees (the “Board”) of the ETF Opportunities Trust (the “Trust”) considered the approval of a proposed Investment Advisory Agreement between Ridgeline Research, LLC (“Ridgeline”) and the Trust (the “Ridgeline Advisory Agreement”) with respect to the American Conservative Values ETF (“ACVF”) and American Conservative Values Small-Cap ETF (the “ACV Funds”). The Trustees noted that the American Conservative Values Small-Cap ETF had not yet commenced operations. The Board discussed the arrangements between Ridgeline and the Trust with respect to the ACV Funds. The Board reflected on its discussions with representatives from Ridgeline at the Meeting regarding the manner in which ACVF was managed and the roles and responsibilities of Ridgeline and the ACV Funds’ sub-adviser. The Trustees reviewed the materials that had been provided to the Board in connection with the approval of the Ridgeline Advisory Agreement, which included a memorandum from counsel to the Trust (“Trust Counsel”) that addressed the Trustees’ duties when considering the approval of the Ridgeline Advisory Agreement and the response of Ridgeline to a request for information from Trust Counsel on behalf of the Board. The Trustees noted that the response included information about the financial condition of Ridgeline, a fee comparison analysis for the ACV Funds and comparable mutual funds, and the Ridgeline Advisory Agreement. Mr. Lively discussed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the continuation of the Ridgeline Advisory Agreement, including the following material factors:: (i) the nature, extent, and quality of the services provided by Ridgeline; (ii) the investment performance of ACVF; (iii) the actual and projected costs of the services provided and profits realized by Ridgeline from the relationship with the ACV Funds; (iv) the extent to which economies of scale would be realized if the ACV Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the each ACV Fund’s investors; and (v) Ridgeline’s practices regarding possible conflicts of interest.

SEMI-ANNUAL REPORT | JANUARY 31, 2022

ETF opportunities Trust (the “Trust”)

Supplemental Information (unaudited) - continued

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or presented in connection with the annual renewal process, including information presented to the Board in Ridgeline’s presentation earlier in the Meeting. The Board requested and was provided with information and reports relevant to the annual renewal of the Ridgeline Advisory Agreement, including: (i) reports regarding the services and support provided to the ACV Funds and ACVF’s shareholders by Ridgeline; (ii) quarterly assessments of the investment performance of ACVF by personnel of Ridgeline; (iii) commentary on the reasons for the performance of ACVF; (iv) presentations by Ridgeline on its investment philosophy, investment strategy, personnel and operations; (v) compliance and audit reports concerning ACVF and Ridgeline; (vi) disclosure information contained in the registration statement of the Trust and the Form ADV of Ridgeline; and (vii) the memorandum from Trust Counsel, that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Ridgeline Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about Ridgeline, including financial information, a description of its personnel and the services provided and to be provided to the ACV Funds, information on investment advice, performance, summaries of ACV Funds expenses, the firm’s compliance program, current legal matters (if any), and other general information; (ii) comparative expense information for other mutual funds with strategies similar to the ACV Funds; (iii) the anticipated effect of size on the ACV Funds’ performance and expenses; and (iv) benefits to be realized by Ridgeline from its relationship with the ACV Funds.

The Board did not identify any particular information that was most relevant to its consideration to approve the Ridgeline Advisory Agreement and each Trustee may have afforded different weight to the various factors. The Trustees considered numerous factors, including:

The nature, extent, and quality of the services provided by Ridgeline.

In this regard, the Board considered the responsibilities of Ridgeline under the Ridgeline Advisory Agreement. The Trustees reviewed the services provided by Ridgeline to ACVF and to be provided to the American Conservative Values Small-Cap ETF, including, without limitation: the quality of its investment advisory

SEMI-ANNUAL REPORT | JANUARY 31, 2022

ETF opportunities Trust (the “Trust”)

Supplemental Information (unaudited) - continued

services (including research and recommendations with respect to portfolio securities); its process for formulating investment recommendations and assuring compliance with each ACV Fund’s investment objectives and limitations; its coordination of services for the ACV Funds among the Funds’ service providers; and its efforts to promote the ACV Funds and grow their assets. The Trustees evaluated Ridgeline’s personnel, focusing on the education and experience of its compliance and portfolio management personnel. The Board considered: Ridgeline’s staffing, personnel, and methods of operating; the education and experience of its personnel; and its compliance programs, policies and procedures. The Board considered the methods utilized by Ridgeline in supervising the ACV Funds’ sub-adviser and the relationship between and Ridgeline and the sub-adviser. The Trustees reflected on their meetings throughout the year with the representatives from Ridgeline. After reviewing the foregoing information and further information in the materials provided by Ridgeline (including its Form ADV), the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services provided by Ridgeline was satisfactory and adequate for the ACV Funds.

The investment performance of the ACV Funds and Ridgeline.

In this regard, the Board noted that Ridgeline does not have any clients other than the ACV Funds and, as such, no performance as to separate accounts comparable to the ACV Funds existed. The Board considered that the American Conservative Values Small-Cap ETF had not yet commenced operations and the short term of operations of ACVF. Though ACVF had relatively little performance returns to review and did not have returns for the 1, 3 and 5-year periods, the Board determined that the performance record for that short period was adequate.

The costs of the services provided and profits realized by Ridgeline from the relationship with the ACV Funds.

In this regard, the Board considered: the financial condition of Ridgeline and the level of commitment to the ACV Funds by Ridgeline, noting in particular that Ridgeline has a limited operating history. The Board noted that the Adviser’s operations were to be funded by private investments until its assets reached levels that it could sustain operations from advisory fees earned from the ACV Funds. The Board considered the actual and projected expenses of the ACV Funds, including the nature and frequency of advisory fee payments. The Board further considered the split of the advisory fees paid to Ridgeline versus those paid to the ACV Funds’ sub-adviser and the respective services provided by each to the ACV Funds. The Trustees noted the unitary fee structure in place.

SEMI-ANNUAL REPORT | JANUARY 31, 2022

ETF opportunities Trust (the “Trust”)

Supplemental Information (unaudited) - continued

They compared the unitary fees to the fees of other ETFs comparable to each ACV Fund in terms of the style of investment management, anticipated assets and the nature of the investment strategy and markets invested in, among other factors. The Trustees noted that the net expense ratio and advisory fees for ACVF were above the category and peer group median, but were within a reasonable range of fees charged by ETFs in its peer group and category. The Trustees further noted that the projected net expense ratio for the American Conservative Values Small-Cap ETF was below the category and peer group median and its advisory fee was equal to the category and peer group median. After further consideration, the Trustees concluded that the fees paid to Ridgeline by ACVF and projected to be paid by the American Conservative Values Small-Cap ETF and the profits realized and expected to be realized by Ridgeline from its relationship with each respective ACV Fund, in light of all the facts and circumstances, were reasonable.

The extent to which economies of scale would be realized as the ACV Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the ACV Funds’ Investors.

The Trustees considered that it was not anticipated that, under the current fee structure, the ACV Funds would achieve economies of scale. The Board noted that the unitary fee structure of each ACV Fund limits shareholders’ exposure to fee increases. The Trustees further noted Ridgeline had indicated that during the short term of operations of ACVF it had not reached sufficient size such that the Adviser would propose any breakpoints. Notwithstanding, the Board noted that Ridgeline indicated that it may consider proposing breakpoints as the ACV Funds increase in size at some point in the future.

Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the ACV Funds; the basis of decisions to buy or sell securities for the ACV Funds; the method for aggregating and allocating of portfolio securities transactions; the substance and administration of Codes of Ethics and other relevant policies described in the compliance policies and procedures of Ridgeline. The Board also considered potential benefits for Ridgeline in managing the ACV Funds. The Board noted Ridgeline’s policies with respect to the receipt of soft dollars. Following further consideration and discussion, the Board indicated that the standards and practices of Ridgeline relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by Ridgeline from managing the ACV Funds, were satisfactory.

SEMI-ANNUAL REPORT | JANUARY 31, 2022

ETF opportunities Trust (the “Trust”)

Supplemental Information (unaudited) - continued

After additional consideration of the factors delineated in the memorandum provided by Trust Counsel and further discussion and careful review by the Board, the Board determined that that the compensation payable under the Ridgeline Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and that the best interests of the shareholders of the ACV Funds were served by the renewal of the Ridgeline Advisory Agreement, and the Ridgeline Advisory Agreement was approved for an additional one-year term.

SEMI-ANNUAL REPORT | JANUARY 31, 2022

AMERICAN CONSERVATIVE VALUES ETF

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, August 1, 2021 and held for the six months ended January 31, 2022.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SEMI-ANNUAL REPORT | JANUARY 31, 2022

AMERICAN CONSERVATIVE VALUES ETF

Fund Expenses (unaudited) - continued

	Beginning Account Value 8/1/21	Ending Account Value 1/31/22	Annualized Expense Ratio	Expenses Paid During Period Ended* 1/31/22
American Conservative Values ETF	$1,000.00	$1,017.74	0.75%	$3.81
Hypothetical**	$1,000.00	$1,021.42	0.75%	$3.82

*Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal period divided by 365 days in the current year.

**5% return before expenses

SEMI-ANNUAL REPORT | JANUARY 31, 2022

AMERICAN CONSERVATIVE VALUES ETF

Privacy Notice

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Fund’s Privacy Notice is not part of this semi-annual report.

Investment Advisor:

Ridgeline Research LLC
14961 Finegan Farm Drive
Darnestown, MD 20874

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Fund Administration:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, VA 23235

Fund Accountant, Transfer Agent and Custodian:

Citi Fund Services Ohio, Inc. and Citibank, N.A.
4400 Easton Commons, Suite 200
Columbus, OH 43219

Legal Counsel:

Practus LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211

ITEM 2.                      CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.                      AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.                      PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.                      AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.                      SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.                      DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.                      PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable.

ITEM 9.                      PURCHASES OF EQUITY SECURITIES BY CLOSED-ENDMANAGEMENT INVESTMENT COMPANY AND AFFILIATEDPURCHASERS.

Not applicable.

ITEM 10.                      SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.                      CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.                       DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.                      EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: April 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: April 7, 2022

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: April 7, 2022

* Print the name and title of each signing officer under his or her signature.